Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Feb. 29, 2024	Feb. 28, 2023
OPERATING ACTIVITIES
Net Loss – Continuing Operations	$ (3,521,145)	$ (2,256,134)	$ (6,656,837)	$ (5,033,496)
Noncash Expenses:
Depreciation and amortization – property and equipment and intangibles	383,000	667,889	1,468,762	707,238
Depreciation of right of use asset		74,848		12,168
Loss on promissory note receivable			1,567,665
Stock-based compensation	30,235		116,512
Gain on extinguishment of liability			(166,890)
Loss on sale of intangible assets			14,718
Change in Assets and Liabilities:
Accounts receivable	22,881	(5,000)	(662,939)	5,053
Prepaid expenses	96,051	(34,114)	(281,506)	48,796
Promissory note receivable		(8,722)
Security deposit	(3,000)		(27,167)
Right of use lease liability				(18,697)
Accounts payable and accrued expenses	1,033,506	110,959	(531,367)	533,193
Deferred revenue	(1,854)	57,156	102,954	(46,855)
NET CASH USED IN OPERATING ACTIVITIES FROM CONTINUING OPERATIONS	(1,960,326)	(1,393,118)	(5,056,095)	(3,792,600)
NET CASH PROVIDED IN OPERATING ACTIVITIES FROM DISCONTINUED OPERATIONS	7,778		(675,314)
NET CASH USED IN OPERATING ACTIVITIES	(1,952,548)	(1,393,118)	(5,731,409)	(3,792,600)
INVESTING ACTIVITIES
Purchase of equipment			(9,253)	(2,928)
Capitalized software development costs	(389,568)	(345,807)	(1,016,175)	(2,354,094)
Promissory note – related party				(1,933,908)
Reverse acquisition of Sigma Additive Solutions, Inc.			417,122
Sale of Sigma Additive Solutions, Inc. assets			1,589,241
NET CASH USED IN INVESTING ACTIVITIES	(389,568)	(345,807)	980,935	(4,290,930)
FINANCING ACTIVITIES
Notes payable	140,000			281,000
Proceeds from issuance of convertible notes		1,269,852	735,057	3,233,503
Proceeds from issuance of convertible preferred shares	90,000
Proceeds from issuances of common shares			1,905,970
Proceeds from issuances of preferred shares			1,603,500
Advances from related parties	1,890,317	292,500	547,277	4,620,452
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,120,317	1,562,352	4,791,804	8,134,955
NET CHANGE IN CASH FOR PERIOD	(221,799)	(176,573)	41,330	51,425
CASH AT BEGINNING OF PERIOD	323,805	282,475	282,475	231,050
CASH AT END OF PERIOD	102,006	105,902	323,805	282,475
Disclosure of Cash Paid for:
Interest	8,620	410	4,381	1,769
Income Taxes
Noncash Investing and Financing Activities Disclosure:
Issuance of preferred shares for services			569,000
Issuance of preferred shares for perpetual software license			362,000
Conversion of convertible notes			3,968,507
Preferred stock dividends	21,736		7,125
Issuance of common shares for services	$ 131,000		$ 13,106